SCHEDULE OF INVESTMENTS
ROYCE GLOBAL VALUE TRUST
SEPTEMBER 30, 2021 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 99.9%

Australia – 3.1%
Cochlear [1]	4,000	$631,769
IPH [1]	253,881	1,670,103
Steadfast Group [1]	53,300	186,633
Technology One [1]	40,400	329,393
Total		2,817,898

Bermuda – 3.0%
Assured Guaranty [2]	10,800	505,548
Bank of N.T. Butterfield & Son	15,000	532,650
James River Group Holdings	45,900	1,731,807
Total		2,770,005

Brazil – 1.7%
OdontoPrev	312,000	943,033
TOTVS	97,885	648,882
Total		1,591,915

Canada – 11.6%
Alamos Gold Cl. A	132,200	950,846
Altus Group	11,200	546,471
AutoCanada [3]	20,400	747,163
Centerra Gold	39,000	266,343
Descartes Systems Group (The) [2],[3],[4]	23,300	1,893,358
FirstService	1,400	252,672
IMAX Corporation [3]	42,100	799,058
LifeWorks	36,500	929,935
Major Drilling Group International [3]	168,000	1,120,796
Onex Corporation	6,000	424,159
Pan American Silver [2]	22,300	518,921
Sprott	34,360	1,263,339
Stella-Jones	28,100	946,206
Total		10,659,267

China – 0.8%
TravelSky Technology [1]	402,000	774,817
Total		774,817

Denmark – 0.2%
Chr. Hansen Holding [1]	1,800	146,994
Total		146,994

France – 0.8%
Esker [1]	1,800	550,391
Interparfums [1]	3,102	194,310
Total		744,701

Germany – 2.5%
Carl Zeiss Meditec [1]	3,400	653,574
CompuGroup Medical [1]	3,300	271,738
New Work [1]	3,600	883,496
STRATEC [1]	3,300	466,885
Total		2,275,693

Greece – 0.7%
Sarantis [1]	64,500	664,649
Total		664,649

Iceland – 0.8%
Ossur [1],[3]	101,500	709,771
Total		709,771

India – 2.7%
AIA Engineering [1]	35,100	921,950
Dish TV India [1],[3]	2,577,000	718,851
WNS Holdings ADR [2],[3]	10,500	858,900
Total		2,499,701

Israel – 1.6%
Nova [2],[3]	5,700	583,053
Tel Aviv Stock Exchange [1]	164,600	871,441
Total		1,454,494

Italy – 1.2%
Carel Industries [1]	35,800	968,022
Gruppo MutuiOnline [1]	2,900	143,087
Total		1,111,109

Japan – 3.6%
As One [1]	2,800	409,541
Benefit One [1]	13,700	646,859
Fukui Computer Holdings [1]	10,800	419,194
NSD [1]	12,200	222,918
Sansan [1],[3]	6,700	644,850
TechnoPro Holdings [1]	7,200	213,888
TKC Corporation [1]	25,500	801,620
Total		3,358,870

Mexico – 0.4%
Becle	63,000	136,002
Bolsa Mexicana de Valores	120,600	231,016
Total		367,018

Netherlands – 1.1%
IMCD [1]	5,500	1,044,221
Total		1,044,221

New Zealand – 1.9%
a2 Milk [1],[3]	60,000	271,792
Fisher & Paykel Healthcare [1]	17,000	373,798
NZX [1]	330,300	386,180
Pushpay Holdings [1],[3]	583,000	740,167
Total		1,771,937

Norway – 1.6%
Protector Forsikring [1]	70,000	702,874
TGS [1]	45,600	482,762
Tomra Systems [1]	6,000	313,246
Total		1,498,882

Poland – 0.3%
Warsaw Stock Exchange [1]	29,100	303,647
Total		303,647

Singapore – 1.6%
Karooooo [1],[3]	11,409	336,699
Midas Holdings [3],[5]	400,000	0
XP Power [1]	16,300	1,130,464
Total		1,467,163

South Africa – 2.8%
JSE [1]	53,000	367,975
PSG Group [1],[3]	114,900	565,984
Stadio Holdings [1],[3]	3,541,372	745,456
Transaction Capital [1]	344,100	941,490
Total		2,620,905

Sweden – 5.1%
Biotage [1]	42,100	1,150,333
Bravida Holding [1]	68,900	925,445
CDON [1],[3]	7,300	299,700
Dometic Group [1]	15,500	233,009
Karnov Group [1]	161,481	984,281
OEM International Cl. B [1]	59,425	1,094,953
Total		4,687,721

Switzerland – 1.4%
Kardex Holding [1]	2,400	675,630
LEM Holding [1]	150	345,717
VZ Holding [1]	2,900	287,482
Total		1,308,829

United Kingdom – 13.5%
Ashmore Group [1]	101,000	459,114
CentralNic Group [1],[3]	136,073	212,165
Countryside Properties [1],[3]	100,000	676,880
Diploma [1]	8,200	308,325
DiscoverIE Group [1]	60,800	855,121
Eckoh [1]	103,927	79,134
FDM Group Holdings [1]	46,800	786,724
Ferroglobe (Warranty Insurance Trust) [3],[5]	41,100	0
Genuit Group [1]	68,300	637,820
Halma [1]	18,700	713,326
Intertek Group [1]	9,300	620,867
Keystone Law Group [1]	95,940	1,072,816
Learning Technologies Group [1]	342,800	992,528
Marlowe [1],[3]	132,500	1,497,348
Mortgage Advice Bureau Holdings [1]	36,100	554,485
Restore [1]	180,700	1,193,672
RWS Holdings [1]	45,100	380,083
SThree [1]	146,600	1,143,941
YouGov [1]	18,600	317,000
Total		12,501,349

United States – 35.9%
Air Lease Cl. A [2]	20,123	791,639
APi Group [2],[3]	63,900	1,300,365
BOK Financial [2]	6,350	568,642
CIRCOR International [2],[3]	28,300	934,183
CMC Materials [2]	9,150	1,127,554
Cognex Corporation [2]	4,837	388,024
Colfax [2],[3],[4]	21,400	982,260
Diodes [2],[3]	7,000	634,130
Element Solutions	41,600	901,888
ESCO Technologies [2]	5,500	423,500
FARO Technologies [2],[3]	7,250	477,122
FormFactor [3]	10,000	373,300
Forrester Research [3]	10,000	492,600
Franchise Group Cl. A	10,000	354,100
GCM Grosvenor Cl. A	109,626	1,262,892
Haemonetics Corporation [3]	16,900	1,192,971
Helios Technologies [2]	7,506	616,318
Innospec [2]	6,228	524,522
Kadant [2]	3,700	755,170
KBR [2]	34,800	1,371,120
Kennedy-Wilson Holdings	30,000	627,600
Lindblad Expeditions Holdings [3]	21,500	313,685
Lindsay Corporation [2]	3,910	593,499
MaxCyte [3]	56,000	683,760
Mesa Laboratories [2],[4]	3,660	1,106,638
Momentive Global [3]	60,000	1,176,000
Morningstar [2]	5,640	1,460,929
National Instruments [2]	19,420	761,847
New York Times Cl. A	12,100	596,167
PAR Technology [2],[3]	22,241	1,368,044
ProAssurance Corporation [2]	83,900	1,995,142
Quaker Chemical [2]	2,710	644,221
Rogers Corporation [3]	5,000	932,400
SEI Investments [2],[4]	26,750	1,586,275
Transcat [3]	24,577	1,584,725
Upland Software [2],[3]	24,900	832,656
Vontier Corporation	41,300	1,387,680
Total		33,123,568

TOTAL COMMON STOCKS
(Cost $64,830,680)		92,275,124

REPURCHASE AGREEMENT – 4.4%
Fixed Income Clearing Corporation, 0.00% dated 9/30/21, due 10/1/21, maturity value $4,062,424 (collateralized by obligations of various U.S. Government Agencies, 1.25% due 9/30/28, valued at $4,143,724) (Cost $4,062,424)		4,062,424

TOTAL INVESTMENTS – 104.3%
(Cost $68,893,104)		96,337,548

LIABILITIES LESS CASH AND OTHER ASSETS – (4.3)%		(3,997,852)

NET ASSETS – 100.0%		$92,339,696

ADR – American Depository Receipt

[1]	These securities are defined as Level 2 securities due to the application of fair value factors.

[2]	All or a portion of these securities were pledged as collateral in connection with the Fund’s revolving credit agreement at September 30, 2021. Total market value of pledged securities at September 30, 2021, was $10,539,737.

[3]	Non-income producing.

[4]	At September 30, 2021, a portion of these securities were rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $2,484,356.
[5]	Securities for which market quotations are not readily available represent 0.0% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

Securities of Global/International Funds are categorized by the country of their headquarters.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $68,923,634. At September 30, 2021, net unrealized appreciation for all securities was $27,413,914, consisting of aggregate gross unrealized appreciation of $30,377,192 and aggregate gross unrealized depreciation of $2,963,278. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:

Level 1 –	quoted prices in active markets for identical securities.

Level 2 –	other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities are foreign securities that were fair valued and are noted in the Schedule of Investments.

Level 3 –	significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021. For a detailed breakout of common stocks by country, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$49,953,726	$42,321,398	$0	$92,275,124
Repurchase Agreement	–	4,062,424	–	4,062,424

Level 3 Reconciliation:

	Balance as of 12/31/20	Purchases	Sales	Realized Gain (Loss)	Unrealized Gain (Loss)	Balance as of 9/30/21
Common Stocks	$0	$–	$–	$–	$–	$0

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund at September 30, 2021 is overnight and continuous.

Borrowings:

The Fund is party to a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage International, Limited (BNPPI). The Fund pays a commitment fee of 0.50% per annum on the unused portion of the then-current maximum amount that may be borrowed by the Fund under the credit agreement. The credit agreement has a 179-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding, or as otherwise required by applicable regulatory standards, and has granted a security interest in the securities pledged to, and in favor of, BNPPI as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or comply with other financial covenants set forth in the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement, which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may also terminate the credit agreement upon sixty (60) calendar days’ prior written notice to the Fund in the event the Fund’s net asset value per share as of the close of business on the last business day of any calendar month declines by thirty-five percent (35%) or more from the Fund’s net asset value per share as of the close of business on the last business day of the immediately preceding calendar month.

The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

The maximum amount the Fund could borrow under the credit agreement during the year ended December 31, 2020 was $8,000,000. Such maximum borrowing amount was subsequently reduced from $8,000,000 to $4,000,000 through an amendment to the credit agreement dated as of January 6, 2021. The Fund has the right to further reduce the maximum amount it can borrow under the credit agreement upon one (1) business day’s prior written notice to BNPPI. In addition, the Fund and BNPPI may agree to increase the maximum amount the Fund can borrow under the credit agreement, which amount may not exceed $15,000,000.

As of September 30, 2021, the Fund has outstanding borrowings of $4,000,000. During the nine months ended September 30, 2021, the Fund borrowed an average daily balance of $4,073,260. As of September 30, 2021, the aggregate value of rehypothecated securities was $2,484,356.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).